Revenue (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Disaggregation of Revenue [Line Items]
Revenue	$ 2,024,757	$ 2,084,415	$ 6,122,242	$ 6,138,823
Clients 1-5
Disaggregation of Revenue [Line Items]
Revenue	480,214	501,343	1,483,064	1,499,847
Clients 6-10
Disaggregation of Revenue [Line Items]
Revenue	306,817	308,045	927,675	890,203
Clients 11-25
Disaggregation of Revenue [Line Items]
Revenue	490,378	541,879	1,466,245	1,546,626
Other
Disaggregation of Revenue [Line Items]
Revenue	$ 747,348	$ 733,148	$ 2,245,258	$ 2,202,147